AXS All Terrain Opportunity Fund	AXS Alternative Value Fund
Class I Shares: TERIX	Investor Class Shares: COGLX
Class I Shares: COGVX

AXS Chesapeake Strategy Fund	AXS Managed Futures Strategy Fund
Class A Shares: ECHAX	Class A Shares: MHFAX
Class C Shares: ECHCX	Class C Shares: MHFCX
Class I Shares: EQCHX	Class I Shares: MHFIX

AXS Market Neutral Fund	AXS Merger Fund
Investor Class Shares: COGMX	Investor Class Shares: GAKAX
Class I Shares: COGIX	Class I Shares: GAKIX

AXS Multi-Strategy Alternatives Fund	AXS Sustainable Income Fund
Investor Class Shares: KCMTX	Class A Shares: AXSMX
Class I Shares: KCMIX	Class I Shares: AXSKX

AXS Thomson Reuters	AXS Thomson Reuters
Private Equity Return Tracker Fund	Venture Capital Return Tracker Fund
Class A Shares: LDPAX	Class A Shares: LDVAX
Class C Shares: LDPCX	Class C Shares: LDVCX
Class I Shares: LDPIX	Class I Shares: LDVIX

AXS Adaptive Plus Fund	AXS Income Opportunities Fund
Investor Class Shares: AXSVX	Class A Shares: OIOAX
Class I Shares: AXSPX	Class D Shares: OIODX
Class I Shares: OIOIX

Each a series of Investment Managers Series Trust II (the “Trust”)

Supplement dated November 28, 2022, to each currently effective

Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”).

Change in Distributor – All Funds

At a meeting held on October 26-27, 2022, the Board of Trustees of the Trust approved a change in the Funds’ distributor from IMST Distributors, LLC to ALPS Distributors, Inc. ALPS Distributors, Inc. is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Accordingly, effective January 1, 2023 (the “Effective Date”), the paragraph under “Other Service Providers” in the Funds’ Prospectus is deleted in its entirety and replaced with the following:

ALPS Distributors, Inc. (the “Distributor”) is the Funds’ principal underwriter and acts as the Funds’ distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not an affiliate of the Trust, the Advisor or any other service provider for the Funds.

As of the Effective Date, the information with respect to IMST Distributors, LLC on the back cover of the Funds’ Prospectus is deleted in its entirety and replaced with the following:

ALPS Distributors, Inc.

1290 Broadway, Suite 1000, Denver, Colorado 80203

www.alpsfunds.com

In addition, as of the Effective Date, the first two paragraphs under “Distributor and the Distribution Agreement” in the Funds’ Statement of Additional Information are deleted in their entirety and replaced with the following:

ALPS Distributors, Inc. is the distributor (also known as the principal underwriter) of the shares of the Funds and is located at 1290 Broadway, Suite 1000, Denver, Colorado 80203. The Distributor is a registered broker-dealer and is a member of FINRA. The Distributor is not an affiliate of the Trust, the Advisor or any other service provider for the Funds.

Under a Distribution Agreement with the Trust (the “Distribution Agreement”), the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor continually distributes shares of the Funds on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

As of the Effective Date, all additional references to IMST Distributors, LLC and the Distribution Agreement with IMST Distributors, LLC contained in the Funds’ Prospectus and Statement of Additional Information are deleted in their entirety and replaced with references to ALPS Distributors, Inc. and the Distribution Agreement with ALPS Distributors, Inc., as appropriate.

Portfolio Manager Change

Effective November 30, 2022, Matthew Tuttle will no longer serve as portfolio manager to the AXS All Terrain Opportunity Fund (the “All Terrain Fund”), the AXS Thomson Reuters Private Equity Return Tracker Fund (the “Private Equity Fund”) and the AXS Thomson Reuters Venture Capital Return Tracker Fund (the “Venture Capital Fund”); and Greg Bassuk will no longer serve as portfolio manager to the Private Equity Fund and the Venture Capital Fund. Parker Binion continues to serve as a portfolio manager to each Fund. In addition, Travis Trampe has been added as a portfolio manager to each of the All Terrain Fund, Private Equity Fund and Venture Capital Fund. Accordingly, effective November 30, 2022, each Prospectus, Summary Prospectus and SAI will be updated as follows:

The “Portfolio Managers – AXS All Terrain Opportunity Fund Summary Section” of the Prospectus and Summary Prospectus is replaced with the following:

Parker Binion, Portfolio Manager of the Advisor, has served as a portfolio manager of the Fund since June 2022, and Travis Trampe, Portfolio Manager of the Advisor, has served as a portfolio manager of the Fund since November 2022. Messrs. Binion and Trampe are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The “Portfolio Managers – AXS Thomson Reuters Private Equity Return Tracker Fund Summary Section” of the Prospectus and Summary Prospectus is replaced with the following:

Parker Binion, Portfolio Manager of the Advisor, has served as a portfolio manager of the Fund since January 2022, and Travis Trampe, Portfolio Manager of the Advisor, has served as a portfolio manager of the Fund since November 2022. Messrs. Binion and Trampe are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The “Portfolio Managers – AXS Thomson Reuters Venture Capital Return Tracker Fund Summary Section” of the Prospectus and Summary Prospectus is replaced with the following:

Parker Binion, Portfolio Manager of the Advisor, has served as a portfolio manager of the Fund since January 2022, and Travis Trampe, Portfolio Manager of the Advisor, has served as a portfolio manager of the Fund since November 2022. Messrs. Binion and Trampe are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

The third paragraph under the heading entitled “Portfolio Managers – Management of the Fund” section of the Prospectus is deleted in its entirety and replaced with the following:

Travis Trampe (AXS All Terrain Opportunity Fund, AXS Thomson Reuters Private Equity Return Tracker Fund and AXS Thomson Reuters Venture Capital Return Tracker Fund) joined AXS in 2022 as a Portfolio Manager. Prior to joining AXS, Mr. Trampe was a portfolio manager with ETF issuers and asset management firms for over 15 years, where he was responsible for managing ETFs, mutual funds, UCITS and other fund vehicles. Mr. Trampe’s asset management tenure includes longtime experience in portfolio management, trade execution and fund operations in U.S. and global securities markets. Mr. Trampe holds a B.S. in finance and mathematics from Nebraska Wesleyan University.

The following is added to the “Portfolio Managers” section of the SAI:

As of November 1, 2022, information on other accounts managed by Travis Trampe is as follows.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Travis Trampe	0	$0	0	$0	0	$0

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Managers	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Travis Trampe	0	$0	0	$0	0	$0

The first paragraph of the “Portfolio Managers – Compensation” section of the SAI is deleted in its entirety and replaced with the following:

Compensation. Messrs. Binion and Trampe are compensated by the Advisor. Each receive a fixed base salary and discretionary bonus. Messrs. Binion’s and Trampe’s compensation arrangements are not determined on the basis of specific funds or accounts managed.

The following is added to the “Ownership of the Fund by Portfolio Manager” of the SAI:

The following chart sets forth the dollar range of equity securities owned by Travis Trampe in the Fund as of November 1, 2022.

Dollar Range of Securities in the Funds (A: None, B: $1-$10,000, C: $10,001-$50,000, D: $50,001-$100,000, E: $100,001 - $500,000, F: $500,001 - $1,000,000, G: Over $1,000,000)
AXS Funds
	AXS All Terrain Opportunity Fund	AXS Thomson Reuters Private Equity Return Tracker Fund	AXS Thomson Reuters Venture Capital Return Tracker Fund
Travis Trampe	A	A	A

All additional references to Matthew Tuttle and Greg Bassuk in the Prospectus, Summary Prospectus and SAI are hereby deleted in their entirety.

Please retain this Supplement with your records.

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